Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	2025	2024
Non-current
Trade payables	—	384
Other payables	700	383
	700	767
Current
Trade payables	226,568	173,157
Advances from customers	21,892	22,609
Amounts due to related parties (Note 32)	705	—
Taxes payable	14,467	9,499
Dividends to be paid	499	703
Payable from acquisition of subsidiary (Note 21)	405,999	—
Other payables	3,030	939
	673,160	206,907
Total trade and other payables	673,860	207,674